Other financial assets - Other non-current financial assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other financial assets [Line items]
Other non-current financial assets, beginning of year	€ 335
Reclassifications	4
Other non-current financial assets, end of year	587	€ 335
Other non-current financial assets [Member]
Other financial assets [Line items]
Other non-current financial assets, beginning of year	335	489
Reclassifications	2
Acquisitions	374	73
Translation differences and other		11
Other non-current financial assets, end of year	587	335
Financial assets available-for-sale [Member]
Other financial assets [Line items]
Other non-current financial assets, end of year	446
Financial assets available-for-sale [Member] | Other non-current financial assets [Member]
Other financial assets [Line items]
Other non-current financial assets, beginning of year	172	232
Acquisitions	368	44
Translation differences and other		1
Other non-current financial assets, end of year		172
Loans and receivables [Member] | Other non-current financial assets [Member]
Other financial assets [Line items]
Other non-current financial assets, beginning of year	134	222
Reclassifications	2
Acquisitions	5	26
Translation differences and other		10
Other non-current financial assets, end of year	114	134
Held-to-maturity investments [Member] | Other non-current financial assets [Member]
Other financial assets [Line items]
Other non-current financial assets, beginning of year	2	2
Other non-current financial assets, end of year	1	2
Financial assets at fair value through profit or loss [Member] | Other non-current financial assets [Member]
Other financial assets [Line items]
Other non-current financial assets, beginning of year	27	33
Reclassifications	1
Acquisitions		3
Value adjustment	8
Other non-current financial assets, end of year	€ 27	€ 27